Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%
Capital conservation buffer phase-in arrangements		1.875%
G-SIB surcharge phase-in arrangements		1.125%
Countercyclical buffer applicable		0.01%
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	[1]	¥ 18,795,480	¥ 18,076,158
Total capital (to risk-weighted assets): Actual ratio	[1]	16.56%	15.85%
Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 16,251,749	¥ 15,232,491
Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	14.32%	13.36%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 14,284,945	¥ 13,413,885
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	12.58%	11.76%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 12,492,344	¥ 11,398,640
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	11.01%	10.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 10,223,072	¥ 9,118,912
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	9.01%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 8,521,118	¥ 7,409,116
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	7.51%	6.50%
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes			4.50%
Capital conservation buffer phase-in arrangements		1.875%	1.25%
G-SIB surcharge phase-in arrangements		1.125%	0.75%
Countercyclical buffer applicable		0.01%	0.01%
Consolidated, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 14,470,240	¥ 14,053,431
Total capital (to risk-weighted assets): Actual ratio		15.90%	15.28%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 12,374,074	¥ 11,680,740
Tier 1 capital (to risk-weighted assets): Actual ratio		13.59%	12.70%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,788,381	¥ 10,245,812
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		11.85%	11.14%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 7,280,570	¥ 7,356,801
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,460,427	¥ 5,517,601
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,095,321	¥ 4,138,201
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Consolidated, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,545,648	¥ 2,406,555
Total capital (to risk-weighted assets): Actual ratio		20.03%	19.80%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,245,853	¥ 2,058,449
Tier 1 capital (to risk-weighted assets): Actual ratio		17.67%	16.94%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,060,107	¥ 1,928,970
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		16.21%	15.87%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 1,016,420	¥ 971,933
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 762,315	¥ 728,950
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 571,736	¥ 546,713
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Stand-alone, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 13,211,327	¥ 12,823,393
Total capital (to risk-weighted assets): Actual ratio		16.90%	16.70%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 11,344,078	¥ 10,655,522
Tier 1 capital (to risk-weighted assets): Actual ratio		14.51%	13.88%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 9,802,445	¥ 9,247,740
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		12.54%	12.04%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,252,458	¥ 6,140,606
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,689,344	¥ 4,605,455
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 3,517,008	¥ 3,454,091
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Stand-alone, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,529,316	¥ 2,426,482
Total capital (to risk-weighted assets): Actual ratio		19.88%	20.48%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,232,760	¥ 2,067,034
Tier 1 capital (to risk-weighted assets): Actual ratio		17.55%	17.45%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,057,760	¥ 1,937,599
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		16.18%	16.35%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 1,017,331	¥ 947,592
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 762,998	¥ 710,694
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 572,249	¥ 533,020
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%

[1]	Effective March 31, 2016, the FSA's capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 1.25% and a G-SIB surcharge of 0.75% as of March 31, 2017 and a capital conservation buffer of 1.875% and a G-SIB surcharge of 1.125% as of March 31, 2018. As of the same date, the countercyclical buffer applicable to MUFG is 0.01%.